Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
14.	Stock-Based Compensation
Stock Incentive Plans
The Company’s 2010 Stock Option Plan (the “2010 Plan”) provided for the grant of qualified incentive stock options, nonqualified stock options, and other awards to the Company’s employees, officers, directors, advisors, and outside consultants to purchase the Company’s Common Stock. On December 11, 2020, the Company’s Board of Directors adopted the 2020 Stock Option Plan (the “2020 Plan”), which provides for the grant of qualified incentive stock options, nonqualified stock options, and other awards to the Company’s employees, officers, directors, advisors, and outside consultants to purchase the Company’s Common Stock. Each stock option from the 2010 Plan and the 2020 Plan that was outstanding immediately prior to the Business Combination, whether vested or unvested, was cancelled and exchanged for a stock option to purchase Allurion Common Stock based on the Exchange Ratio. The per share exercise price for each stock option was divided by the Exchange Ratio.
In connection with the closing of the Business Combination, the Company adopted the 2023 Stock Option and Incentive Plan (the “2023 Plan”), which provides for the award of stock options (both incentive and non-qualified),
stock appreciation rights, restricted stock units, restricted stock awards, cash-based awards, and dividend equivalent rights. A total of 7,822,700 shares of Allurion Common Stock are initially reserved for issuance under the 2023 Plan. The 2023 Plan provides that the number of shares reserved for issuance under the 2023 Plan will automatically increase each January 1, beginning January 1, 2024 and ending January 1, 2033 by 5% of the number of fully diluted outstanding shares of Allurion Common Stock as of the immediately preceding December 31 or such lesser amount as determined by the Board and the compensation committee.
As of September 30, 2023
,
4,778,782 options and RSUs were issued and outstanding under the 2010 Plan, 2020 Plan, and 2023 Plan. As of December 31, 2022, 5,717,064 options and RSUs were issued and outstanding under the 2010 Plan and 2020 Plan. The stock options generally vest over a four-year period and expire 10 years from the date of grant.

Stock-based compensation expense included in the consolidated statement of operations and comprehensive loss was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Cost of revenue	$16	$—	$31	$—
Selling, general and administrative	5,477	77	6,235	207
Research and development	46	16	83	48

Total stock-based compensation expense	$5,539	$93	$6,349	$255

Stock Options
The following table summarizes the option activity under the 2010 Plan, 2020 Plan, and the 2023 Plan during the nine months ended September 30, 2023:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		(per option)	(in years)	(in thousands)
Outstanding—January 1, 2023, as converted	4,301,960	$2.35	7.7	$9,437
Granted	257,683	5.41
Cancellations and forfeitures	(110,391)	1.11
Exercised	(179,023)	2.24

Outstanding—September 30, 2023	4,270,229	2.57	4.3	7,958

Exercisable at September 30, 2023	2,774,223	$2.02	4.8	$6,482
Total stock compensation expense related to stock option awards during the nine months ended September 30, 2023 was $2.2 million. As of September 30, 2023, there was approximately $3.6 million of unrecognized compensation costs related to unvested stock options granted under the 2020 Plan, which is expected to be recognized over a weighted-average vesting term of 2.1 years. The weighted average grant-date fair value of the stock option awards granted during the nine months ended September 30, 2023 and 2022 was $3.98 and $1.27 per option, respectively.
The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model and the assumptions noted in the table below. Expected volatility for the Company’s Common Stock was determined based on an average of the historical volatility of a peer group of public companies that are similar to the Company. The expected term of options granted to employees was calculated using the simplified method, which represents the average of the contractual term of the option and the weighted-average vesting period of the option. The Company uses the simplified method because it does not have sufficient historical option exercise data to provide a reasonable basis upon which to estimate expected term. The expected term of options granted to non-employees
is the remaining contractual term of the award. The assumed dividend yield is based upon the Company’s expectation of not paying dividends in the foreseeable future. The risk-free rate for periods within the expected life of the option is based upon the U.S. Treasury yield curve in effect at the time of grant.

The assumptions used in the Black Scholes option-pricing model for the nine months ended September 30, 2023 and 2022 are as follows:

	Nine Months Ended September 30,
	2023	2022
Expected volatility	86%	62%
Risk-free interest rate	4.50%	2.38%
Expected dividend yield	0%	0%
Expected term (in years)	5.8	6.0
Restricted Stock Units
The Company has issued RSUs to a member of the Board of Directors with vesting subject to both a performance-based closing condition dependent on the successful Business Combination with Compute Health and time-based vesting conditions. See Note 1,
Organization and Description of Business
for information about the closing of the Business Combination with Compute Health. Upon the satisfaction of the closing condition, 62.5% of the RSUs awarded vested. Thereafter, the remaining 37.5% of the RSUs will vest monthly over a period of two years. All RSUs are subject to forfeiture if the grantee’s continuous service relationship as a member of the Board of Directors terminates prior to vesting. The following table summarizes the restricted stock unit activity under the 2020 Plan during the nine months ended September 30, 2023:

	Number of RSUs	Weighted Average Grant Date Fair Value
		(per share)
Outstanding—January 1, 2023	1,415,104	$4.51
Granted	—
Cancellations and forfeitures	(79,232)	4.51
Vested	(906,551)	4.51

Outstanding—September 30, 2023	429,321	$4.51

Total stock compensation expense related to RSU’s for the three and nine months ended September 30, 2023 was $4.2 million. As of September 30, 2023, there were $2.2 million of unrecognized compensation costs related to nonvested RSUs granted under the 2020 Plan, which is expected to be recognized over a remaining weighted-average vesting term of 1.8 years.
Employee Stock Purchase Plan
In connection with the closing of the Business Combination, the Company adopted the 2023 Employee Stock Purchase Plan (the “2023 ESPP”). Under the 2023 ESPP plan, substantially all employees may voluntarily enroll to purchase the Company’s Common Stock through payroll deductions at a price equal to 85% of the lower of the fair market values of the stock as of the beginning or end of the offering period. An employee’s payroll deductions under the 2023 ESPP are limited to 15% of the employee’s compensation.
A total of 1,422,309 shares of the Company’s Common Stock are reserved and authorized for issuance under the 2023 ESPP. In addition, the number of shares of Common Stock available for issuance under the 2023 ESPP will automatically increase each January 1, beginning on January 1, 2024 and each January thereafter, by the lesser of (i) 1% of the fully diluted outstanding shares of our Common Stock as of the immediately preceding December 31, (ii) 1,600,000 shares of our Common Stock, or (iii) such less number of shares determined by the administrator of the 2023 ESPP. As of September 30, 2023, no shares have been issued under the 2023 ESPP.

12.	Stock Based Compensation
The Company’s 2010 Stock Option Plan (the “2010 Plan”) provided for the grant of qualified incentive stock options; nonqualified stock options, and or other awards to the Company’s employees, officers, directors, advisors, and outside consultants to purchase the Company’s common stock. On December 11, 2020, the Company’s Board of Directors adopted the 2020 Stock Option Plan, merging it with and into the 2010 Plan, (as merged, the “Plan”), which provides for the grant of qualified incentive stock options, nonqualified stock options, and other awards to the Company’s employees, officers, directors, advisors, and outside consultants to purchase the Company’s common stock. As of December 31, 2022 and 2021
,

5,717,064 and

2,822,057
options and RSUs, respectively, were issued and exercisable under the Plan. As of December 31, 2022 and 2021, there were zero
and
827,192
shares, respectively, remaining available for future grant under the Plan. In 2023, the Board of Directors increased the total number of shares reserved under the Plan by
1,400,000
shares of common stock (see Note 17). The stock options generally vest over a four-year
period and expire
10 years
from the date of grant.
Stock-based compensation expense included in the consolidated statement of operations and comprehensive loss was as follows:

	Year Ended December 31,
	2022	2021
Selling, general, and administrative	$400	$302
Research and development	37	11

Total stock-based compensation expense	$437	$313

Stock Options
The following tables summarizes the option activity under the Plan during the years ended December 31, 2022:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		(per option)	(in years)	(in thousands)
Outstanding—January 1, 2022	2,822,057	$1.22	6.8	$1,743
Granted	1,776,640	3.95
Cancellations and forfeitures	(174,960)	1.40
Exercised	(121,777)	1.04
Outstanding— December 31, 2022	4,301,960	2.35	7.7	9,437

Exercisable at December 31, 2022	1,833,000	$1.15	5.5	$6,208

The weighted average grant-date fair value of the stock option awards granted during the years ended December 31, 2022 and 2021 were $
2.36 and $
0.81
per option, respectively.
The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model and the assumptions noted in the table below. Expected volatility for the Company’s common stock was determined based on an average of the historical volatility of a peer group of public companies which are similar to the Company. The expected term of options granted to employees was calculated using the simplified method, which represents the average of the contractual term of the option and the weighted- average vesting period of the option. The Company uses the simplified method because it does not have sufficient historical option exercise data to provide a reasonable basis upon which to estimate expected term. The expected term of options granted to non-employees is the remaining contractual term of the award. The assumed dividend yield is based upon the Company’s expectation of not paying dividends in the foreseeable future. The risk-free rate for periods within the expected life of the option is based upon the U.S. Treasury yield curve in effect at the time of grant.
In determining the exercise prices for options granted, the Company’s Board of Directors has considered the fair value of the common stock as of the measurement date. The fair value of the common stock has been approved by the Board of Directors at each award grant date based upon a variety of factors, including the results obtained from an independent valuation, the Company’s current financial position, historical financial performance and prospects, the status of technological developments within the Company’s products, the composition and ability of the current management team, an evaluation or benchmark of the Company’s competition, the current global economic and business climates, the illiquid nature of the common stock, arm’s-length
sales of the Company’s capital stock (including convertible preferred stock), the effect of the rights and preferences of the preferred stockholders, and the prospects of a liquidity event, among others.
The assumptions used in the Black-Scholes option-pricing model are as follows:

	Year Ended December 31,
	2022	2021
Expected volatility	63%	65%
Risk-free interest rate	3.56%	0.96%
Expected dividend yield	0%	0%
Expected term (in years)	5.8	6.0
As

of December 31, 2022 and 2021, there were $
5.0
 million and $
0.7
 million, respectively, of unrecognized compensation costs related to nonvested options granted under Plan, which is expected to be recognized over a remaining weighted-average period of approximately three years
 as of December 31, 2022
.
Restricted Stock Units
The Company has issued RSUs to a member of the Board of Directors with vesting subject to both a performance-based closing condition dependent on the successful merger with CPUH and time-based vesting conditions. See Note 17 for information about the Proposed Merger with CPUH. Upon the satisfaction of the closing condition, 62.5% of the RSUs awarded will vest. Thereafter, the remaining 37.5% of the RSUs will vest monthly over a period of two years. The RSUs will automatically terminate and be forfeited if the closing condition is not met. Additionally, all RSUs are subject to forfeiture if the grantee’s continuous service relationship as a member of the Board of Directors (or, after the closing condition is satisfied, as a member of the CPUH Board) terminates prior to vesting. The following table summarizes the restricted stock unit activity under the Plan during the years ended December 31, 2022:

	Number of RSUs	Weighted Average Grant Date Fair Value
		(per share)
Outstanding—January 1, 2022	—	$—
Granted	1,415,104	4.51
Cancellations and forfeitures	—	—
Vested	—	—

Outstanding—December 31, 2022	1,415,104	$4.51

The weighted average grant-date fair value of time-vested restricted stock units granted during the year-ended December 31, 2022 was $
4.51 per share. There were
no shares vested or cancelled during the year ended December 31, 2022. There were no shares granted, vested, or cancelled during the year ended December 31, 2021. The RSUs will only vest upon satisfaction of the closing condition, which has not yet occurred and is not considered probable until such an event occurs. Accordingly, no compensation cost had been recognized related to the
RSUs.